Investment in Associated Entity - Disclosure of summarized statement of income for investment in associated entity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates [line items]
Royalty Revenue	$ 20,287	$ 6,913
Profit (loss)	(4,633)	3,349
SLM California
Disclosure of associates [line items]
Royalty Revenue	26,024	18,887
Profit (loss)	$ 10,338	$ 7,660
The Company's ownership %	40.00%	37.70%
Company's share of net income of SLM California	$ 4,134	$ 2,890